SERIES C PREFERRED STOCK AND SERIES C WARRANTS (Tables)	9 Months Ended
Mar. 31, 2026
Equity [Abstract]
SCHEDULE OF KEY INPUTS WARRANT LIABILITY

The key inputs for the warrant liability were as follows as of initial valuation on November 4, 2025:

Key Valuation Inputs
Expected term (years)	2.00
Annualized volatility	92.27%
Risk-free interest rate	3.58%
Series C Convertible Preferred Stock per Share Value	$1,177.54
Dividend yield	0.00%
Exercise price	$10,000.00

The key inputs for the warrant liability were as follows as of March 31, 2026:

Key Valuation Inputs
Expected term (years)	1.60
Annualized volatility	140.58%
Risk-free interest rate	3.73%
Series C Convertible Preferred Stock per Share Value	$210.43
Dividend yield	0.00%
Exercise price	$10,000.00